Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues		$ 10,000
Revenues - related parties	51,000	6,000
Total revenues	51,000	16,000
Costs and expenses:
General and administrative	74,703	72,449
Depreciation and amortization	38,155	45,482
Research and development	421,626	510,655
Total costs and expenses	534,484	628,586
Operating loss	(483,484)	(612,586)
Other income (expense):
Interest expense	(94,539)	(97,329)
Total other expense	(94,539)	(97,329)
Loss before income taxes	(578,023)	(709,915)
Income tax expense (benefit)
Net loss	$ (578,023)	$ (709,915)